GENERAL (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 06, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about business combination [line items]
Loss		$ 12,032	$ 7,895
Share premium and other capital reserves
Disclosure of detailed information about business combination [line items]
Loss
Increase in equity	$ 17,406
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Loss		$ 1,564	$ 92
Increase in equity	10,042
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Equity Investment	$ 27,448
Ownership percentage held by other entity in subsidiary	27.84%
Ownership percentage	72.16%